Investment Securities - Schedule of Cost/amortized Cost, Unrealized Gains and Losses, and Fair Value of Available-for-sale Securities by Type (Details) - OneMain Holdings, LLC [Member] - USD ($)
$ in Millions
		Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		$ 1,666	[1]	$ 1,751	[2]
Unrealized Gains		10	[1]	5	[2]
Unrealized Losses		(12)	[1]	(27)	[2]
Fair Value		1,664	[1]	1,729	[2]
Restricted investments, at cost		1		1
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		31		112
Unrealized Gains		0
Unrealized Losses		0		(1)
Fair Value		31		111
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		145		140
Unrealized Gains		1		1
Unrealized Losses		(1)		(1)
Fair Value		145		140
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		119		126
Unrealized Gains		0		1
Unrealized Losses		(1)		(1)
Fair Value		118		126
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		1,024		1,018
Unrealized Gains		8		3
Unrealized Losses		(7)		(22)
Fair Value		1,025		999
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		101		128
Unrealized Gains				0
Unrealized Losses		(1)		0
Fair Value		100		128
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		102		71
Unrealized Gains				0
Unrealized Losses				0
Fair Value		102		71
Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		1,631		1,712
Unrealized Gains		9		5
Unrealized Losses		(11)		(26)
Fair Value		1,629		1,691
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		109		117
Unrealized Gains				0
Unrealized Losses		(1)		(1)
Fair Value		108		116
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	[3]	17		14
Unrealized Gains	[3]			0
Unrealized Losses	[3]	(1)		(1)
Fair Value	[3]	16		13
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	[3]	16		23
Unrealized Gains	[3]	1
Fair Value	[3]	17		23
Other Long-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost		2		2
Unrealized Gains		0		0
Unrealized Losses		0		0
Fair Value		$ 2		$ 2

[1]	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2016 and 2015, which is classified as a restricted investment and carried at cost.
[2]	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.
[3]	The Company employs an income equity strategy targeting investments in stocks with strong current dividend yields. Stocks included have a history of stable or increasing dividend payments.